Significant Accounting Policies (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Shipping and Handling
Shipping and handling costs, included in selling, general and administrative expenses	$ 1,235	$ 1,118	$ 1,197
Advertising Expenses
Advertising costs, included in selling, general and administrative expenses	474	29	12
Retirement and other post-retirement benefits
Amount incurred	3,138	2,771	2,580
Foreign Currency Translation and Transactions
Foreign exchange gains (losses) included in selling, general and administrative expenses	650	207	(89)
Gains (losses) on intra-entity foreign currency transactions that are of a long-term-investment nature	235	199	247
Operating Leases
Capital leases	0	0
Seasonal influenza vaccine
Revenue Recognition
Sales return provisions	575	1,300
Inactivated hepatitis A vaccine and combined inactivated hepatitis A&B vaccine
Revenue Recognition
Sales return provisions	$ 2,240	$ 1,700
Sales return provision represented as a percentage of private pay market sales	5.50%	5.40%